Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized losses on available-for-sale debt securities	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2022	1,886,971	(23,517)	1,863,454
Other comprehensive loss before reclassification	(163,983)	(11,367)	(175,350)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive loss	(163,983)	(11,367)	(175,350)
Other comprehensive income attributable to noncontrolling interests	(57)	—	(57)
Balance at December 31, 2023	1,722,931	(34,884)	1,688,047
Other comprehensive loss before reclassification	(133,922)	(8,899)	(142,821)
Amounts reclassified from accumulated other comprehensive income	—	6,393	6,393
Net current-period other comprehensive loss	(133,922)	(2,506)	(136,428)
Other comprehensive income attributable to noncontrolling interests	(611)	(485)	(1,096)
Balance at December 31, 2024	1,588,398	(37,875)	1,550,523
Other comprehensive loss before reclassification	(96,408)	(150,008)	(246,416)
Amounts reclassified from accumulated other comprehensive income	—	(58)	(58)
Net current-period other comprehensive loss	(96,408)	(150,066)	(246,474)
Other comprehensive income attributable to noncontrolling interests	603	890	1,493
Balance at December 31, 2025	1,492,593	(187,051)	1,305,542
Balance at December 31, 2025 in US$	213,438	(26,748)	186,690